Summary of Significant Accounting Policies: Recently Adopted Accounting Standards Updates (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Recently Adopted Accounting Standards Updates

Recently Adopted Accounting Standards Updates

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), effective in 2013.  ASU 2011-11 is intended to increase information disclosed about offsetting assets and liabilities, including financial instruments, derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and lending agreements.  The objective is to facilitate comparison between entities that prepare their financial statements on the basis of U.S. GAAP and those that prepare their financial statements on the basis of international financial reporting standards.  In January 2013, the FASB issued ASU No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”), also effective in 2013.  ASU 2013-01 is related to ASU 2011-11 and makes it clear that the newly required disclosures are applicable only to certain derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions.  Adoption of the new standard did not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). The update requires entities to present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements.  The Company adopted this standard in 2013.  The new disclosures are included in Note 9.